Loans receivable, net	6 Months Ended
Dec. 31, 2024
Loans receivable, net
Loans receivable, net

Note 5 – Loans receivable, net

Outstanding balances on loans receivable consist of the following as of December 31, 2024 and June 30, 2024:

				December 31,	June 30,
Third parties	Maturities	Interest rate	Collateral/Guarantee	2024	2024
				(unaudited)
A	December 15, 2024 (Fully repaid in October and December 2024, respectively)	15.0%	None	$—	$950,000
A	January 5, 2025 (Extended to January 2026)	10.0* %	None	499,934	500,000
A	April 30, 2025	10.0%	None	1,600,000	1,600,000
B	October 28, 2024 (Fully repaid in October 2024)	0.0%	None	—	595,822
Loans receivable from third parties				2,099,934	3,645,822
Allowance for credit losses				(209,993)	(275,500)
Loans receivable, net				$1,889,941	$3,370,322

*The parties agreed to waive the half-year interest for this loan receivable in the first year.

Interest income of the above loans receivable for the six months ended December 31, 2024 and 2023 amounted to $105,000 and nil, respectively.